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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08480

                     Van Kampen Real Estate Securities Fund
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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           (Address of principal executive offices)     (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05

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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)



                                                                                 NUMBER OF
DESCRIPTION                                                                       SHARES             VALUE

COMMON AND PREFERRED STOCKS 98.5%
DIVERSIFIED 3.9%
Capital Automotive                                                                 23,200         $    768,384
Spirit Financial Corp.                                                            194,500            2,112,270
Vornado Realty Trust                                                              253,725           17,575,531
                                                                                                  ------------
                                                                                                    20,456,185
                                                                                                  ------------

HEALTHCARE 2.5%
Healthcare Property Investors, Inc.                                                80,100            1,879,947
LTC Properties, Inc.                                                               45,600              791,160
OMEGA Healthcare Investors, Inc.                                                  248,390            2,727,322
Senior Housing Property Trust                                                     308,600            5,147,448
Ventas, Inc.                                                                      101,300            2,528,448
                                                                                                  ------------
                                                                                                    13,074,325
                                                                                                  ------------

INDUSTRIAL 6.4%
AMB Property Corp.                                                                458,810           17,343,018
Catellus Development Corp.                                                        167,000            4,450,550
ProLogis Trust                                                                    307,063           11,392,037
                                                                                                  ------------
                                                                                                    33,185,605
                                                                                                  ------------

LODGING/RESORTS 13.7%
Hilton Hotels Corp.                                                               791,924           17,699,501
Host Marriott Corp.                                                             1,317,200           21,812,832
Innkeepers USA Trust                                                               99,900            1,289,709
Interstate Hotels & Resorts, Inc. (a)                                             120,148              579,113
Lodgian, Inc. (a)                                                                  90,200              924,550
Meristar Hospitality Corp. (a)                                                    392,350            2,746,450
Starwood Hotels & Resorts Worldwide, Inc.                                         360,421           21,636,073
Sunstone Hotel Investors, Inc.                                                     64,350            1,380,307
Wyndham International, Inc., Class A (a)                                          362,698              290,158
Wyndham International, Inc.-Convertible Preferred Ser B (a) (b) (d)                38,042            1,931,413
Wyndham International, Inc.-Preferred Ser II (a) (b) (d)                           20,542            1,098,245
                                                                                                  ------------
                                                                                                    71,388,351
                                                                                                  ------------

OFFICE 23.7%
Arden Realty, Inc.                                                                507,300           17,172,105
Beacon Capital Partners, Inc. (a) (b)                                             177,900              753,878
Boston Properties, Inc.                                                           418,100           25,182,163
Brandywine Realty Trust                                                           122,990            3,492,916


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
Brookfield Properties Corp. (Canada)                                              800,489           30,818,826
Equity Office Properties Trust                                                    478,782           14,425,702
Highwoods Properties, Inc.                                                         24,500              657,090
Kilroy Realty Corp.                                                                 6,940              283,915
Mack-Cali Realty Corp.                                                            255,350           10,814,073
Prentiss Properties Trust                                                          10,800              368,928
PS Business Parks, Inc.                                                           121,150            4,882,345
Reckson Associates Realty Corp.                                                   232,200            7,128,540
SL Green Realty Corp.                                                              98,970            5,564,093
Trizec Properties, Inc.                                                           101,750            1,933,250
                                                                                                  ------------
                                                                                                   123,477,824
                                                                                                  ------------

OTHER 0.9%
Atlantic Gulf Communities Corp. (a) (b) (d)                                       131,004                    0
Atlantic Gulf Communities Corp. - Convertible Preferred
 Ser B (a) (b) (d)                                                                 30,570                    0
Atlantic Gulf Communities Corp. - Preferred Ser B, 144A -
 Private Placement (a) (b) (c) (d)                                                 43,609                    0
Broadreach Group, Ltd. (b) (d)                                                    968,154              968,154
Cabot Industrial Value Fund (b) (d)                                                 1,047              523,500
Correctional Properties Trust                                                      80,490            2,032,373
Wellsford Real Properties, Inc. (a)                                                78,110            1,136,501
                                                                                                  ------------
                                                                                                     4,660,528
                                                                                                  ------------

RESIDENTIAL APARTMENTS 17.1%
American Campus Communities, Inc.                                                  56,490            1,186,290
Amli Residential Properties Trust                                                  54,600            1,495,494
Apartment Investment & Management Co., Class A                                     92,700            3,448,440
Archstone-Smith Trust                                                             708,600           24,170,346
Avalonbay Communities, Inc.                                                       389,800           26,073,722
BRE Properties, Inc.                                                               84,235            2,973,496
Equity Residential Properties Trust                                               345,248           11,120,438
Essex Property Trust, Inc.                                                        131,950            9,117,745
Gables Residential Trust                                                           28,730              956,709
Post Properties, Inc.                                                             281,600            8,740,864
                                                                                                  ------------
                                                                                                    89,283,544
                                                                                                  ------------

RESIDENTIAL MANUFACTURED HOMES 1.2%
Equity Lifestyle Properties, Inc.                                                 174,820            6,162,405
                                                                                                  ------------

RETAIL REGIONAL MALLS 15.2%
Forest City Enterprises, Inc.                                                      95,900            6,118,420
General Growth Properties, Inc.                                                    96,590            3,293,719
Macerich Co.                                                                      230,960           12,305,549
Simon Property Group, Inc.                                                        750,661           45,475,043
Simon Property Group, Inc. (a)                                                      7,215              399,927
Taubman Centers, Inc.                                                             423,545           11,749,138
                                                                                                  ------------
                                                                                                    79,341,796
                                                                                                  ------------

RETAIL STRIP CENTERS 8.2%
Acadia Realty Trust                                                               164,020            2,637,442

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
Developers Diversified Realty Corp.                                                56,200            2,233,950
Federal Realty Investment Trust                                                   375,300           18,145,755
Heritage Property Investment Trust                                                 85,325            2,532,446
Kimco Realty Corp.                                                                  1,220               65,758
Pan Pacific Retail Properties, Inc.                                                16,670              946,023
Regency Centers Corp.                                                             346,350           16,496,651
                                                                                                  ------------
                                                                                                    43,058,025
                                                                                                  ------------

SELF STORAGE 5.7%
Public Storage, Inc.                                                              306,224           17,436,395
Shurgard Storage Centers, Inc., Class A                                           305,460           12,517,751
                                                                                                  ------------
                                                                                                    29,954,146
                                                                                                  ------------

TOTAL LONG-TERM INVESTMENTS 98.5%
   (Cost $351,490,821)                                                                             514,042,734

REPURCHASE AGREEMENT 1.3%
Bank of America Securities LLC ($6,847,000 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of
2.75%, dated 03/31/05, to be sold on 04/01/05 at $6,847,523)
(Cost $6,847,000)                                                                                 $  6,847,000
                                                                                                  ------------

TOTAL INVESTMENTS 99.8%
   (Cost $358,337,821)                                                                             520,889,734

OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%                                                             889,153
                                                                                                  ------------

NET ASSETS 100.0%                                                                                 $521,778,887
                                                                                                  ============


     Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)  Security has been deemed illiquid.
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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Real Estate Securities Fund

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By: /s/ James W. Garrett
    ------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005